Stockholders' Equity (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Outstanding, Beginning balance Number of Warrants	2,576,182	2,894,684
Granted Number of Warrants	0	155,000
Exercised Number of Warrants	0	(462,502)
Cancelled Number of Warrants	(200,009)	(11,000)
Outstanding, Ending balance Number of Warrants	2,376,173	2,576,182
Exercisable, June 30, 2012 Number of Warrants	2,576,182
Exercisable, June 30, 2013 Number of Warrants	2,376,173	2,576,182
Outstanding, Beginning balance Weighted Average Exercise Price	$ 2.06	$ 1.98
Granted Weighted Average Exercise Price	$ 0	$ 1.27
Exercised Weighted Average Exercise Price	$ 0	$ 1.35
Expired Weighted Average Expired Price	$ 2.00	$ 1.50
Outstanding, Ending balance Weighted Average Exercise Price	$ 2.06	$ 2.06
Exercisable, June 30, 2012 Weighted Average Exercise Price	$ 2.06
Exercisable, June 30, 2013 Weighted Average Exercise Price	$ 2.06	$ 2.06